FAIR VALUE MEASUREMENTS (Details)	Sep. 30, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion option	$ 1,061,536
Quoted prices in active markets (Level 1) [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion option
Significant other observable inputs (Level 2) [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion option
Significant unobservable inputs (Level 3) [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion option	$ 1,061,536